Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017
Common shares, par value (in dollars per share)	$ 0.01		$ 0.01
Common shares, shares authorized	82,500
Common shares, shares issued	82,500
Common shares, shares outstanding	75,031	75,000
Predecessor
Common shares, shares authorized			5,000,000
Common shares, shares issued			22,551
Common shares, shares outstanding			21,339